Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification (Details) - GBP (£)
£ in Millions
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 147,239	£ 127,950
Financial assets at fair value through the income statement	194,421	175,151
Derivative financial instruments	256,636	302,446
Financial assets at fair value through other comprehensive income	73,260	78,688
Trading portfolio liabilities	(56,986)	(47,405)
Financial liabilities designated at fair value	(264,164)	(249,765)
Derivative financial instruments	(247,034)	(300,775)
Fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	147,239	127,950
Financial assets at fair value through the income statement	194,421	175,151
Derivative financial instruments	256,636	302,446
Financial assets at fair value through other comprehensive income	73,260	78,688
Investment property	8	10
Total assets	671,564	684,245
Trading portfolio liabilities	(56,986)	(47,405)
Financial liabilities designated at fair value	(264,164)	(249,765)
Derivative financial instruments	(247,034)	(300,775)
Total liabilities	(568,184)	(597,945)
(Level 1) | Fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	73,405	60,671
Financial assets at fair value through the income statement	1,229	4,503
Derivative financial instruments	11,643	9,155
Financial assets at fair value through other comprehensive income	21,375	19,792
Investment property	0	0
Total assets	107,652	94,121
Trading portfolio liabilities	(30,911)	(24,391)
Financial liabilities designated at fair value	(142)	(159)
Derivative financial instruments	(11,227)	(8,762)
Total liabilities	(42,280)	(33,312)
(Level 2) | Fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	71,282	65,416
Financial assets at fair value through the income statement	185,415	162,142
Derivative financial instruments	241,336	288,822
Financial assets at fair value through other comprehensive income	51,837	58,743
Investment property	0	0
Total assets	549,870	575,123
Trading portfolio liabilities	(26,058)	(22,986)
Financial liabilities designated at fair value	(263,710)	(249,251)
Derivative financial instruments	(230,207)	(285,774)
Total liabilities	(519,975)	(558,011)
(Level 3)
Disclosure of detailed information about financial instruments [line items]
Total assets	14,042	15,001
Total liabilities	(5,929)	(6,622)
(Level 3) | Fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	2,552	1,863
Financial assets at fair value through the income statement	7,777	8,506
Derivative financial instruments	3,657	4,469
Financial assets at fair value through other comprehensive income	48	153
Investment property	8	10
Total assets	14,042	15,001
Trading portfolio liabilities	(17)	(28)
Financial liabilities designated at fair value	(312)	(355)
Derivative financial instruments	(5,600)	(6,239)
Total liabilities	£ (5,929)	£ (6,622)